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VIA EDGAR


May 5, 2008


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Annuity Account Seven ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     Polaris II A-Class, Polaris II Asset Manager and Polaris II A-Class Platinum Series Variable Annuities
     File No. 333-65965 and 811-09003


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus as supplemented and Statement of Additional Information dated April 30, 2008 for Registrant on behalf of the Polaris II A-Class, Polaris II Asset Manager and Polaris II A-Class Platinum Series Variable Annuities contain no changes from the form of Prospectus as supplemented and Statement of Additional Information contained in Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 30, 2008, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,


/s/ Lucia Williams
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Lucia Williams
Supervising Director, Variable Product Regulation